Summary of Significant Accounting Policies (Details Narrative) (10K) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Accounting Policies [Abstract]
Net increase (decrease) to fair value of derivative liabilities		$ 4,696	$ (1,209)	$ 606,150
Research and development costs